DISAGGREGATION OF REVENUE LONG-LIVED ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Project revenues, net	$ 3,854,000	$ 3,620,000	$ 12,437,000	$ 20,759,000	$ 24,613,000	$ 40,791,000
Project fees [Member]
Project revenues, net	1,627,000	697,000	5,268,000	5,091,000	6,816,000	8,621,000
Other Revenue [Member]
Project revenues, net	0	(1,000)	0	4,000	6,000	366,000
Retainer Fees [Member]
Project revenues, net	560,000	631,000	1,648,000	2,913,000	3,194,000	3,632,000
Fee Income [Member]
Project revenues, net	676,000	1,003,000	2,435,000	4,602,000	5,420,000	10,528,000
Reimbursement Income [Member]
Project revenues, net	$ 991,000	$ 1,290,000	$ 3,086,000	$ 8,149,000	$ 9,177,000	$ 17,644,000